Investments in Associates and Joint Ventures - Summarized Financial Information of Individually Immaterial Associates and Joint Venture (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Financial Position:
Noncurrent assets	₱ 559,447	₱ 539,396
Current assets	63,828	70,123
Noncurrent liabilities	318,078	302,460
Current liabilities	188,462	196,673
Equity	116,735	110,386	₱ 113,961	₱ 127,465
Additional Information:
Cash and cash equivalents	10,011	16,177	25,211	₱ 23,907
Noncurrent financial liabilities	247,962	233,845
Income Statements:
Revenues	216,833	210,953	204,362
Depreciation and amortization	55,988	58,441	98,631
Interest income	916	1,016	653
Other comprehensive income	(1,740)	(6,745)	(257)
Aggregated Individually Immaterial Associates and Joint Ventures [Member]
Statements of Financial Position:
Noncurrent assets	12,994	4,928
Current assets	2,511	658
Noncurrent liabilities	3,625	4,919
Current liabilities	4,829	1,415
Equity	7,051	(748)
Additional Information:
Cash and cash equivalents	1,065	335
Current financial liabilities	2,824	86
Noncurrent financial liabilities	3,020	1,716
Income Statements:
Revenues	3,702	935	834
Depreciation and amortization	1,123	303	177
Interest income	30	5
Other comprehensive income	145	8
Provision for income tax	30	22	1
Net loss / Total comprehensive loss	(626)	(515)	(563)
Equity share in net income of individually immaterial associates and joint ventures	₱ (7)	₱ (4)	₱ (8)